Reclassifications Out of Accumulated Other Comprehensive Loss - Reclassifications of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense) benefit		$ 50,500		$ 14,915	$ 76,695		$ 128,264	$ 135,252
Net income		145,596		100,328	511,109		395,043	422,417
Interest expense		105,449		$ 196,575	607,851		$ 847,760	$ 658,678
Reclassifications, net of tax	[1]	(5,493)			(13,186)
Past service liability
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassifications, before tax	[1]	62	[2]		249	[3]
Actuarial losses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassifications, before tax	[1]	(1,743)	[2]		(7,352)	[3]
Amortization of defined benefit pension
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassifications, before tax	[1]	(1,681)			(7,103)
Tax benefit	[1]	462			1,953
Reclassifications, net of tax	[1]	(1,219)			(5,150)
Reclassification out of Accumulated Other Comprehensive Income (loss) | Unrealized gains on available-for-sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gain on securities	[1]				683
Income tax (expense) benefit	[1]				(188)
Net income	[1]				495
Reclassification out of Accumulated Other Comprehensive Income (loss) | Unrealized gains on cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense) benefit	[1]	1,617			3,236
Net income	[1]	(4,274)			(8,531)
Interest expense	[1]	$ (5,891)			$ (11,767)

[1]	Amounts in parentheses indicate expense items.
[2]	See Note 8, “Pension and Other Post-Retirement Benefits,” for additional information.
[3]	See Note 14, “Employee Benefits,” for additional information.